SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following tables present information about our reportable segments.

	March 31, 2021	December 31, 2020
CURRENT ASSETS:
Beverages Segment	$1,221,370	$824,835
Distribution Segment	(190,620)	(146,894)
Corporate and eliminations	21,173	105,671
Total Current Assets	$783,612	$783,612

NON-CURRENT ASSETS:
Beverages Segment	$2,319,444	$1,063,074
Distribution Segment	87,569	85,546
Corporate and eliminations	9,066	8,233
Total Non-Current Assets	$2,416,079	$1,156,853

CURRENT LIABILITIES:
Beverages Segment	$2,616,617	$1,879,305
Distribution Segment	50,590	72,576
Corporate and eliminations	1,997,564	1,424,367
Total Current Liabilities	$4,664,771	$3,376,248

NON-CURRENT LIABILITIES:
Beverages Segment	$2,715,776	$2,616,018
Distribution Segment	213,080	192,350
Corporate and eliminations	—	—
Total Non-Current Liabilities	$2,928,856	$2,808,368

	Three Months Ended march 31,
	2020	2021
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$179,927	$310,093
Distribution Segment	54,836	180,351
Corporate and Eliminations	(32,706)	(28,036)
Total Revenues, Net of Sales, Returns, and Allowances	$202,057	$462,408

COST OF REVENUES:
Beverages Segment	138,063	193,369
Distribution Segment	40,610	128,750
Corporate and Eliminations	(32,706)	(8,199)
Total Cost of Revenues	$145,967	$313,920

OPERATING EXPENSES:
Beverages Segment	$529,515	$410,914
Distribution Segment	38,148	90,888
Corporate and Eliminations	79,556	67,178
Total Operating Expenses	$647,219	$568,980

OTHER INCOME / (EXPENSE):
Beverages Segment	$(3,807)	$(16,213)
Distribution Segment	—	(1,160)
Corporate and Eliminations	—	(1,381,678)
Total Other Income / (Expense)	$(3,807)	$(1,399,051)

NET LOSS:
Beverages Segment	$(571,014)	$(310,403)
Distribution Segment	(23,922)	(40,447)
Corporate and Eliminations	—	(1,468,693)
Total Net Loss	$(594,936)	$(1,819,543)

The following tables present information about our reportable segments.

	December 31, 2020	December 31, 2019
CURRENT ASSETS:
Beverages Segment	$824,835	$800,378
Distribution Segment	(146,894)	44,809
Corporate and eliminations	105,671	(40,630)
Total Current Assets	$783,612	$804,557

NON-CURRENT ASSETS:
Beverages Segment	$1,063,074	$514,312
Distribution Segment	85,546	40,356
Corporate and eliminations	8,233	10,205
Total Non-Current Assets	$1,156,853	$564,873

CURRENT LIABILITIES:
Beverages Segment	$1,879,305	$1,356,599
Distribution Segment	72,576	61,027
Corporate and eliminations	1,424,367	98,020
Total Current Liabilities	$3,376,248	$1,515,646

NON-CURRENT LIABILITIES:
Beverages Segment	$2,616,018	$1,685,260
Distribution Segment	192,350	159,500
Corporate and eliminations	-	-
Total Non-Current Liabilities	$2,808,368	$1,844,760

	Years Ended December 31,
	2019	2020
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$1,635,669	$718,455
Distribution Segment	83,051	332,371
Corporate and Eliminations	(87,067)	(140,599)
Total Revenues, Net of Sales, Returns, and Allowances	$1,631,653	$910,227

COST OF REVENUES:
Beverages Segment	1,333,135	492,096
Distribution Segment	68,012	249,780
Corporate and Eliminations	(87,067)	(87,699)
Total Cost of Revenues	$1,314,080	$654,177

OPERATING EXPENSES:
Beverages Segment	$3,372,392	$1,729,768
Distribution Segment	150,401	276,248
Corporate and Eliminations	65,815	608,808
Total Operating Expenses	$3,588,608	$2,614,824

OTHER INCOME / (EXPENSE):
Beverages Segment	$1,483,366	$(45,292)
Distribution Segment	-	2,745
Corporate and Eliminations	-	(724,274)
Total Other Income / (Expense)	$(1,483,366)	$(766,821)

NET LOSS:
Beverages Segment	$(1,586,492)	$(1,548,700)
Distribution Segment	(135,362)	(190,912)
Corporate and Eliminations	(65,815)	(1,385,983)
Total Net Loss	$(1,787,669)	$(3,125,595)